13F-HR
3/31/04

0000889780
koong@h3

NONE
1
Michael A. Chisek
212-446-9330

mchisek@dccap.com

13F-HR
Form 13F Holdings Report

					UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.) : 	[  ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York April 20, 2004

Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/ Michael A. Chisek

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value total:	$160,064

List of Other Included Managers:

No.	13F File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF
CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING
AUTHORITY








(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE
































Celanese AG

COM

2507639

3634

89500

SH



Sole



89500


Abercrombie and Fitch Co.

COM

002896207

4447

131400

SH



Sole



131400


AK Steel Holding Corp

COM

001547108

2935

500000

SH



Sole



500000


Amgen Inc

COM

031162100

16953

291540

SH



Sole



291540


Armstrong Holdings Inc.

COM

042384107

1008

854000

SH



Sole



854000


BE Aerospace

COM

073302101

6720

1000000

SH



Sole



1000000


Caremarx RX

COM

141705103

8313

250000

SH



Sole



250000


Christopher & Banks Corp

COM

171046105

114

5400

SH



Sole



140000


Citigroup Inc

COM

172967101

12925

250000

SH



Sole



140000


Coca-Cola Co

COM

191216100

7042

140000

SH



Sole



140000


EMC Corporation

COM

268648102

8166

600000

SH



Sole



600000


Enpro Industries

COM

29355X107

19298

1020000

SH



Sole



1020000


Flowserve Corporation

COM

34354P105

4190

200000

SH



Sole



200000


Goodrich Corporation

COM

382388106

4211

150000

SH



Sole



150000


Home Depot Inc

COM

437076102

8406

225000

SH



Sole



225000


Leapfrog Enterprises Inc

COM

52186N106

968

50000

SH



Sole



50000


Martek Biosciences Corp

COM

572901106

1139

20000

SH



Sole



20000


Medtronic Inc

COM

585055106

4775

100000

SH



Sole



100000


Nike Class B

Class B

654106103

7787

100000

SH



Sole



100000


Quest Diagnostics Inc

COM

74834L100

6626

80000

SH



Sole



80000


Sanmina-SCI Corp

COM

800907107

8717

789619

SH



Sole



789619


Siebel Systems Inc

COM

826170102

2767

240000

SH



Sole



240000


Solutia

COM

834376105

585

1500000

SH



Sole



1500000


Time Warner

COM

887317105

3372

200000

SH



Sole



200000


Titanium Metals Corporation

COM

888339108

12044

120000

SH



Sole



120000


Whitehall Jewellers Inc

COM

965063100

2923

319800

SH



Sole



319800

